Acquisition of Alpha Mind - Schedule of Classes of Assets Acquired and Liabilities Assumed (Details) - CNY (¥) ¥ in Thousands	Mar. 24, 2025	Dec. 28, 2023
Current assets
Cash and cash equivalents	¥ 477
Non-current assets:
Total Assets	477
Current liabilities:
Accrued expenses and other current liabilities	43
Non-current liabilities:
Total liabilities	43
Net tangible assets	¥ 434
Alpha Mind [Member]
Current assets
Cash and cash equivalents		¥ 5,868
Short-term investment		1,616
Accounts receivable, net		19,260
Prepayments		6,872
Other current assets		973
Total current assets		34,589
Non-current assets:
Restricted cash- non-current		5,000
Property and equipment, net		271
Operating lease right-of-use assets		60
Deferred tax assets		511
Total non-current assets		5,842
Total Assets		40,431
Current liabilities:
Accounts payable		17,590
Taxes payable		910
Operating lease liabilities		41
Accrued expenses and other current liabilities		6,454
Total current liabilities		24,995
Non-current liabilities:
Operating lease liabilities, non-current
Total liabilities		24,995
Net tangible assets		¥ 15,436